Consolidating Financial Information Consolidating Financial Information (Tables)	12 Months Ended
Sep. 30, 2017
Consolidating Financial Information [Abstract]
Schedule of Quarterly Financial Information

	Quarter Ended
	September 30,		June 30,		March 31,		December 31,
	2017	2016	2017	2016	2017	2016	2016	2015
Net sales	$787.8	$729.6	$862.9	$907.6	$756.5	$784.7	$602.3	$607.5
Total revenues	787.8	729.7	863.0	908.8	757.2	786.3	602.6	613.5
Net consumer and other product gross profit	310.0	305.1	320.1	376.2	306.8	320.5	239.1	235.9
Net (loss) income from continuing operations	(23.3)	(24.1)	3.8	328.2	(7.4)	(117.5)	(42.3)	(119.0)
Income (loss) from discontinued operations, net of tax	47.3	60.3	36.0	(421.2)	(44.0)	133.4	303.1	126.0
Net income (loss)	24.0	36.2	39.8	(93.0)	(51.4)	15.9	260.8	7.0
Net income (loss) attributable to controlling interest	(26.2)	(7.3)	2.1	(132.9)	(82.1)	(24.7)	212.2	(33.9)

Net income (loss) per common share attributable to controlling interest:
Basic loss from continuing operations	$(0.16)	(0.27)	$(0.09)	$0.96	$(0.12)	$(0.46)	$(0.24)	$(0.46)
Basic income (loss) from discontinued operations	0.03	0.23	0.10	(1.63)	(0.29)	0.34	1.30	0.28
Basic	$(0.13)	$(0.04)	$0.01	$(0.67)	$(0.41)	$(0.12)	$1.06	$(0.18)

Diluted loss from continuing operations	$(0.16)	$(0.27)	$(0.09)	$0.95	$(0.12)	$(0.46)	$(0.24)	$(0.46)
Diluted income (loss) from discontinued operations	0.03	0.23	0.10	(1.60)	(0.29)	0.34	1.30	0.28
Diluted	$(0.13)	$(0.04)	$0.01	$(0.65)	$(0.41)	$(0.12)	$1.06	$(0.18)

	Quarter Ended September 30, 2017			Quarter Ended September 30, 2016
	Reported	Adjustment	As Revised	Reported	Adjustment	As Revised
Net sales	$1,321.8	$(534.0)	$787.8	$1,249.7	$(520.1)	$729.6
Total revenues	1,321.8	(534.0)	787.8	1,249.8	(520.1)	729.7
Net consumer and other product gross profit	496.3	(186.3)	310.0	485.7	(180.6)	305.1
Net (loss) income from continuing operations	49.1	(72.4)	(23.3)	(8.3)	(15.8)	(24.1)
Income (loss) from discontinued operations, net of tax	(25.1)	72.4	47.3	44.5	15.8	60.3
Net income (loss)	24.0	$—	24.0	36.2	—	36.2
Net income (loss) attributable to controlling interest	(26.2)	—	(26.2)	(7.3)	—	(7.3)

Net income (loss) per common share attributable to controlling interest:
Basic loss from continuing operations	$0.05	$(0.21)	$(0.16)	$(0.23)	$(0.04)	$(0.27)
Basic income (loss) from discontinued operations	(0.18)	0.21	0.03	0.19	0.04	0.23
Basic	$(0.13)	$—	$(0.13)	$(0.04)	$—	$(0.04)

Diluted loss from continuing operations	$0.05	$(0.21)	$(0.16)	$(0.23)	$(0.04)	$(0.27)
Diluted income (loss) from discontinued operations	(0.18)	0.21	0.03	0.19	0.04	0.23
Diluted	$(0.13)	$—	$(0.13)	$(0.04)	$—	$(0.04)

	Quarter Ended June 30, 2017			Quarter Ended June 30, 2016
	Reported	Adjustment	As Revised	Reported	Adjustment	As Revised
Net sales	$1,303.9	$(441.0)	$862.9	$1,361.6	$(454.0)	$907.6
Total revenues	1,304.0	(441.0)	863.0	1,362.8	(454.0)	908.8
Net consumer and other product gross profit	473.3	(153.2)	320.1	530.7	(154.5)	376.2
Net (loss) income from continuing operations	32.1	(28.3)	3.8	92.5	235.7	328.2
Income (loss) from discontinued operations, net of tax	7.7	28.3	36.0	(185.5)	(235.7)	(421.2)
Net income (loss)	39.8	—	39.8	(93.0)	—	(93.0)
Net income (loss) attributable to controlling interest	2.1	—	2.1	(132.9)	—	(132.9)

Net income (loss) per common share attributable to controlling interest:
Basic loss from continuing operations	$(0.01)	$(0.08)	$(0.09)	$0.27	$0.69	$0.96
Basic income (loss) from discontinued operations	0.02	0.08	0.10	(0.94)	(0.69)	(1.63)
Basic	$0.01	$—	$0.01	$(0.67)	$—	$(0.67)

Diluted loss from continuing operations	$(0.01)	$(0.08)	$(0.09)	$0.27	$0.68	$0.95
Diluted income (loss) from discontinued operations	0.02	0.08	0.10	(0.93)	(0.67)	(1.60)
Diluted	$0.01	$—	$0.01	$(0.66)	$0.01	$(0.65)

	Quarter Ended March 31, 2017			Quarter Ended March 31, 2016
	Reported	Adjustment	As Revised	Reported	Adjustment	As Revised
Net sales	$1,169.9	$(413.4)	$756.5	$1,209.6	$(424.9)	$784.7
Total revenues	1,216.1	(458.9)	757.2	1,267.3	(481.0)	786.3
Net consumer and other product gross profit	455.2	(148.4)	306.8	462.8	(142.3)	320.5
Net (loss) income from continuing operations	3.0	(10.4)	(7.4)	63.5	(181.0)	(117.5)
Income (loss) from discontinued operations, net of tax	(54.4)	10.4	(44.0)	(47.6)	181.0	133.4
Net income (loss)	(51.4)	—	(51.4)	15.9	—	15.9
Net income (loss) attributable to controlling interest	(82.1)	—	(82.1)	(24.7)	—	(24.7)

Net income (loss) per common share attributable to controlling interest:
Basic loss from continuing operations	$(0.11)	$(0.01)	$(0.12)	$0.12	$(0.58)	$(0.46)
Basic income (loss) from discontinued operations	(0.30)	0.01	(0.29)	(0.24)	0.58	0.34
Basic	$(0.41)	$—	$(0.41)	$(0.12)	$—	$(0.12)

Diluted loss from continuing operations	$(0.11)	$(0.01)	$(0.12)	$0.12	$(0.58)	$(0.46)
Diluted income (loss) from discontinued operations	(0.30)	0.01	(0.29)	(0.24)	0.58	0.34
Diluted	$(0.41)	$—	$(0.41)	$(0.12)	$—	$(0.12)

	Quarter Ended December 31, 2016			Quarter Ended December 31, 2015
	Reported	Adjustment	As Revised	Reported	Adjustment	As Revised
Net sales	$1,211.8	$(609.5)	$602.3	$1,218.8	$(611.3)	$607.5
Total revenues	1,189.6	(587.0)	602.6	1,209.4	(595.9)	613.5
Net consumer and other product gross profit	450.0	(210.9)	239.1	440.7	(204.8)	235.9
Net (loss) income from continuing operations	2.0	(44.3)	(42.3)	9.5	(128.5)	(119.0)
Income (loss) from discontinued operations, net of tax	258.8	44.3	303.1	(2.5)	128.5	126.0
Net income (loss)	260.8	—	260.8	7.0	—	7.0
Net income (loss) attributable to controlling interest	212.2	—	212.2	(33.9)	—	(33.9)

Net income (loss) per common share attributable to controlling interest:
Basic loss from continuing operations	$(0.13)	$(0.11)	$(0.24)	$(0.11)	$(0.35)	$(0.46)
Basic income (loss) from discontinued operations	1.19	0.11	1.30	(0.06)	0.34	0.28
Basic	$1.06	$—	$1.06	$(0.17)	$(0.01)	$(0.18)

Diluted loss from continuing operations	$(0.13)	$(0.11)	$(0.24)	$(0.11)	$(0.35)	$(0.46)
Diluted income (loss) from discontinued operations	1.19	0.11	1.30	(0.06)	0.34	0.28
Diluted	$1.06	$—	$1.06	$(0.17)	$(0.01)	$(0.18)

Schedule of Balance Sheet Information
HRG Group, Inc. - Consolidating Balance Sheets Information

September 30, 2017	Consumer Products	Corporate and Other	Discontinued Operations	Eliminations and adjustments	Total
Assets:
Current assets:
Investments in subsidiaries and affiliates	$—	$2,631.7	$—	$(2,631.7)	$—
Cash and cash equivalents	168.2	101.9	—	—	270.1
Trade receivables, net	266.0	—	—	—	266.0
Other receivables, net	19.4	0.3	—	—	19.7
Inventories, net	496.3	—	—	—	496.3
Prepaid expenses and other current assets	54.2	0.6	—	—	54.8
Current assets of businesses held for sale	603.0	—	28,326.2	—	28,929.2
Total current assets	1,607.1	2,734.5	28,326.2	(2,631.7)	30,036.1
Property, plant and equipment, net	503.1	0.8	—	—	503.9
Goodwill	2,277.1	—	—	—	2,277.1
Intangibles, net	1,612.0	—	—	—	1,612.0
Deferred charges and other assets	43.5	0.2	—	—	43.7
Noncurrent assets of businesses held for sale	1,376.9	—	—	—	1,376.9
Total assets	$7,419.7	$2,735.5	$28,326.2	$(2,631.7)	$35,849.7

Liabilities and Equity:
Current liabilities:
Current portion of long-term debt	$19.4	$50.0	$—	$92.0	$161.4
Accounts payable	371.6	1.5	—	—	373.1
Accrued wages and salaries	49.9	5.5	—	—	55.4
Accrued interest	48.5	28.9	—	0.6	78.0
Other current liabilities	123.4	2.4	—	—	125.8
Current liabilities of businesses held for sale	500.6	—	26,350.7	—	26,851.3
Total current liabilities	1,113.4	88.3	26,350.7	92.6	27,645.0
Long-term debt, net of current portion	3,752.3	1,743.3	—	48.1	5,543.7
Employee benefit obligations	34.4	4.2	—	—	38.6
Deferred tax liabilities	493.2	—	—	—	493.2
Other long-term liabilities	23.6	2.6	—	—	26.2
Affiliated debt and payables	—	140.7	—	(140.7)	—
Noncurrent liabilities of businesses held for sale	156.1	—	—	—	156.1
Total liabilities	5,573.0	1,979.1	26,350.7	—	33,902.8
Total shareholders’ equity	1,095.4	758.0	1,536.3	(2,631.7)	758.0
Noncontrolling interests	751.3	(1.6)	439.2	—	1,188.9
Total shareholders’ equity	1,846.7	756.4	1,975.5	(2,631.7)	1,946.9
Total liabilities and equity	$7,419.7	$2,735.5	$28,326.2	$(2,631.7)	$35,849.7

September 30, 2016	Consumer Products	Corporate and Other	Discontinued Operations	Eliminations and adjustments	Total
Assets:
Current assets:
Investment in subsidiaries and affiliates	$—	$2,405.3	$—	$(2,405.3)	$—
Cash and cash equivalents	275.3	189.9	—	—	465.2
Trade receivables, net	245.6	—	—	—	245.6
Other receivables, net	22.9	0.9	—	—	23.8
Inventories, net	449.9	—	—	—	449.9
Prepaid expenses and other current assets	38.2	—	—	—	38.2
Current assets of businesses held for sale	601.0	—	—	—	601.0
Total current assets	1,632.9	2,596.1	—	(2,405.3)	1,823.7
Property, plant and equipment, net	366.1	1.3	—	—	367.4
Goodwill	2,133.3	—	—	—	2,133.3
Intangibles, net	1,534.8	—	—	—	1,534.8
Deferred charges and other assets	28.2	34.6	—	—	62.8
Noncurrent assets of businesses held for sale	1,373.8	—	26,284.3	—	27,658.1
Total assets	$7,069.1	$2,632.0	$26,284.3	$(2,405.3)	$33,580.1

Liabilities and Equity:
Current liabilities:
Current portion of long-term debt	$145.3	$94.0	$—	$—	$239.3
Accounts payable	314.8	1.2	—	—	316.0
Accrued wages and salaries	79.6	22.2	—	—	101.8
Accrued interest	39.3	29.0	—	—	68.3
Other current liabilities	104.5	(0.8)	—	—	103.7
Current liabilities of businesses held for sale	412.1	—	—	—	412.1
Total current liabilities	1,095.6	145.6	—	—	1,241.2
Long-term debt, net of current portion	3,414.7	1,653.7	—	157.9	5,226.3
Employee benefit obligations	42.8	5.2	—	—	48.0
Deferred tax liabilities	498.8	13.3	—	—	512.1
Other long-term liabilities	17.7	8.3	—	—	26.0
Affiliated debt and payables	—	171.2	—	(171.2)	—
Noncurrent liabilities of businesses held for sale	155.5	—	24,553.8	—	24,709.3
Total liabilities	5,225.1	1,997.3	24,553.8	(13.3)	31,762.9
Total shareholders’ equity	1,040.4	638.1	1,351.6	(2,392.0)	638.1
Noncontrolling interests	803.6	(3.4)	378.9	—	1,179.1
Total shareholders’ equity	1,844.0	634.7	1,730.5	(2,392.0)	1,817.2
Total liabilities and equity	$7,069.1	$2,632.0	$26,284.3	$(2,405.3)	$33,580.1

Schedule of Income Statement Information
HRG Group, Inc. - Consolidating Statements of Operations Information

Fiscal 2017	Consumer Products	Corporate and Other	Discontinued Operations	Eliminations and adjustments	Total
Revenues:
Net sales	$3,009.5	$—	$—	$—	$3,009.5
Net investment income	—	1.1	—	—	1.1
Total revenues	3,009.5	1.1	—	—	3,010.6
Operating costs and expenses:
Cost of goods sold	1,833.5	—	—	—	1,833.5
Selling, acquisition, operating and general expenses	847.9	46.8	—	(0.6)	894.1
Total operating costs and expenses	2,681.4	46.8	—	(0.6)	2,727.6
Operating income (loss)	328.1	(45.7)	—	0.6	283.0
Equity in net income of subsidiaries	—	297.1	—	(297.1)	—
Interest expense	(160.9)	(148.3)	—	(0.7)	(309.9)
Affiliated interest income	—	11.4	—	(11.4)	—
Other (expense) income, net	(4.9)	0.7	—	—	(4.2)
(Loss) income from continuing operations before income taxes	162.3	115.2	—	(308.6)	(31.1)
Income tax expense (benefit)	37.3	9.3	—	(8.5)	38.1
Net (loss) income from continuing operations	125.0	105.9	—	(300.1)	(69.2)
Income (loss) from discontinued operations, net of tax	172.1	—	170.3	—	342.4
Net income (loss)	297.1	105.9	170.3	(300.1)	273.2
Less: Net income attributable to noncontrolling interest	123.6	(0.1)	43.7	—	167.2
Net income (loss) attributable to controlling interest	$173.5	$106.0	$126.6	$(300.1)	$106.0

Fiscal 2016	Consumer Products	Corporate and Other	Discontinued Operations	Eliminations and adjustments	Total
Revenues:
Net sales	$3,029.4	$—	$—	$—	$3,029.4
Net investment income	—	8.9	—	—	8.9
Total revenues	3,029.4	8.9	—	—	3,038.3
Operating costs and expenses:
Cost of goods sold	1,791.7	—	—	—	1,791.7
Selling, acquisition, operating and general expenses	820.0	91.7	—	—	911.7
Total operating costs and expenses	2,611.7	91.7	—	—	2,703.4
Operating income (loss)	417.7	(82.8)	—	—	334.9
Equity in net income of subsidiaries	—	43.0	—	(43.0)	—
Interest expense	(182.0)	(144.3)	—	(8.2)	(334.5)
Affiliated interest expense	—	(12.2)	—	12.2	—
Other (expense) income, net	(4.6)	11.1	—	2.3	8.8
(Loss) income from continuing operations before income taxes	231.1	(185.2)	—	(36.7)	9.2
Income tax expense (benefit)	(50.0)	18.9	—	(27.3)	(58.4)
Net (loss) income from continuing operations	281.1	(204.1)	—	(9.4)	67.6
Income (loss) from discontinued operations, net of tax	76.6	—	(178.1)	—	(101.5)
Net income (loss)	357.7	(204.1)	(178.1)	(9.4)	(33.9)
Less: Net income attributable to noncontrolling interest	151.1	(5.3)	19.1	—	164.9
Net income (loss) attributable to controlling interest	$206.6	$(198.8)	$(197.2)	$(9.4)	$(198.8)

Fiscal 2015	Consumer Products	Corporate and Other	Discontinued Operations	Eliminations and adjustments	Total
Revenues:
Net sales	$2,598.2	$42.7	$—	$—	$2,640.9
Net investment income	—	20.7	—	—	20.7
Total revenues	2,598.2	63.4	—	—	2,661.6
Operating costs and expenses:
Cost of goods sold	1,619.7	30.9	—	—	1,650.6
Selling, acquisition, operating and general expenses	732.3	327.5	—	—	1,059.8
Total operating costs and expenses	2,352.0	358.4	—	—	2,710.4
Operating income (loss)	246.2	(295.0)	—	—	(48.8)
Equity in net loss of subsidiaries	—	(232.4)	—	232.4	—
Interest expense	(185.8)	(125.9)	—	(10.0)	(321.7)
Affiliated interest expense	—	(29.6)	—	29.6	—
Gain on deconsolidation of subsidiary	—	38.5	—	—	38.5
Other (expense) income, net	(4.0)	29.8	—	(10.8)	15.0
(Loss) income from continuing operations before income taxes	56.4	(614.6)	—	241.2	(317.0)
Income tax expense (benefit)	5.6	(17.5)	—	13.2	1.3
Net (loss) income from continuing operations	50.8	(597.1)	—	228.0	(318.3)
Income (loss) from discontinued operations, net of tax	98.6	—	(292.7)	—	(194.1)
Net income (loss)	149.4	(597.1)	(292.7)	228.0	(512.4)
Less: Net income attributable to noncontrolling interest	62.7	(40.3)	22.0	—	44.4
Net income (loss) attributable to controlling interest	$86.7	$(556.8)	$(314.7)	$228.0	$(556.8)